TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate
	Year ended December 31,
	2021	2020	2019

Income (loss) before taxes as reported in the statements of operations	$70	$2,036	$(542)

Tax rate	23%	23%	23%

Theoretical tax	$16	$468	$(125)

Increase (decrease) in taxes:

Non-deductible items	77	136	57
Losses and other items for which a valuation allowance was provided	599	714	796
Repatriation of undistributed earnings	516	144	-
Realization of carryforward tax losses for which valuation allowance was provided	-	-	(135)
Changes in valuation allowance	(113)	(42)	(828)
Tax rate differences in subsidiaries and benefit from reduced tax rates	43	88	80
Provision for uncertain tax positions	126	312	607
Taxes in respect of prior years	1	18	(1)
Investment tax credit	(141)	(132)	(163)
Other	1,137	64	29

Taxes on income in the statements of operations	$2,261	$1,770	$317

Schedule of Income Taxes
	Year ended December 31,
	2021	2020	2019

Current	$1,846	$959	$987
Deferred	415	811	(670)

	$2,261	$1,770	$317

Domestic	$1,707	$499	$(242)
Foreign	554	1,271	559

	$2,261	$1,770	$317

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2021	2020
Deferred tax assets:

Operating losses carry forwards	$3,471	$2,410
Reserves, tax allowances, capital losses carry forwards, operating lease and others	3,952	1,960

Total deferred taxes before valuation allowance	7,423	4,370
Valuation allowance	(5,478)	(1,094)

Deferred tax assets, net:	1,945	3,276

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(1,647)	(2,173)
Undistributed earnings of subsidiaries	(695)	(154)

Deferred tax liabilities:	(2,342)	(2,327)

Net deferred tax assets (liability)	$(397)	$949

Domestic	$(695)	$704

Foreign	$298	$245

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2021	2020	2019

Domestic	$(2,608)	$(3,799)	$(3,667)
Foreign	2,678	5,835	3,125

	$70	$2,036	$(542)

Schedule of Reconciliation of Unrecognized Tax Benefits

	December 31,
	2021	2020

Balance at the beginning of the year	$2,388	$2,057

Additions based on tax positions taken related to the current year	225	579

Reduction related to expirations of statute of limitations or settlements of tax matters	(622)	(267)
Foreign currency translation adjustments	12	19

Balance at the end of the year	$2,003	$2,388